Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000084893 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000084893 | ESM5P3750_20250623_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084893 | Equities921943858
Holdings [Line Items]
Percent of Total Investments	99.90%
C000084893 | FuturesESM5P3750_20250623_L_EDF
Holdings [Line Items]
Percent of Total Investments	0.10%
C000084893 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084893 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000084895 | United States Treasury Bill, 4.245, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000084895 | U.S. Treasury Obligations912797LB1
Holdings [Line Items]
Percent of Total Investments	100.00%
C000084895 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000084896 | United States Treasury Bill, 4.245, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000084896 | U.S. Treasury Obligations912797LB1
Holdings [Line Items]
Percent of Total Investments	100.00%
C000084896 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000103841 | 912797LB1 | United States Treasury Bill, 4.245%
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000103841 | ESZ6P5850_20261221_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000103841 | ESM5C5775_20250623_S_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000103841 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103841 | U.S. Treasury Obligations912797LB1
Holdings [Line Items]
Percent of Total Investments	88.40%
C000103841 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000103841 | FuturesESZ6P5850_20261221_L_EDF
Holdings [Line Items]
Percent of Total Investments	12.40%
C000084894 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000084894 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000084894 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084894 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084894 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084894 | Goldman Sachs Group, Inc. (The), 6.75, 2037-10-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084894 | Anheuser-Busch InBev Worldwide, Inc., 8.2, 2039-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | Deutsche Telekom International Finance BV, 9.25, 2032-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | General Electric Company, 6.75, 2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084894 | MetLife, Inc., 10.75, 2039-08-01
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084894 | Consumer Discretionary68245XAH2
Holdings [Line Items]
Percent of Total Investments	26.60%
C000084894 | Fixed Income - Other46435U853
Holdings [Line Items]
Percent of Total Investments	68.50%
C000084894 | Collateral for Securities Loaned85749T517
Holdings [Line Items]
Percent of Total Investments	4.90%
C000084894 | 828807CE5Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | 90290MAD3Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084894 | 69331CAH1Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084894 | 24703TAJ5Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084894 | 91911TAE3Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000084894 | 101137AL1Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084894 | 097751BT7Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084894 | 92332YAB7Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084894 | 156700BD7Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084894 | 19260QAC1Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084894 | 538034AV1Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084894 | 85749T517Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084894 | 78468R606Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000127804 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000127804 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000127804 | United States Treasury Bill, 4.220, 2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000127804 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000127804 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000127804 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000127804 | Collateral for Securities Loaned85749T517
Holdings [Line Items]
Percent of Total Investments	18.20%
C000127804 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	60.20%
C000127804 | U.S. Treasury Obligations912797PS0
Holdings [Line Items]
Percent of Total Investments	21.60%
C000127804 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000127804 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.60%